Shareholder Report, Average Annual Return (Details)	8 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Cohen & Steers Real Estate Active ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Cohen & Steers Preferred and Income Opportunities Active ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Cohen & Steers Natural Resources Active ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Without Sales Load [Member] | Cohen & Steers Real Estate Active ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		5.93%
Without Sales Load [Member] | Cohen & Steers Preferred and Income Opportunities Active ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		7.20%
Without Sales Load [Member] | Cohen & Steers Natural Resources Active ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		18.88%
FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index
Average Annual Return, Percent		3.76%
Cohen & Steers Preferred and Income Opportunities Active ETF | ICE Large Cap Capital Securities Index USD Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE Large Cap Capital Securities Index USD Hedged
Average Annual Return, Percent		5.89%
Cohen & Steers Natural Resources Active ETF | S&P Global Natural Resources Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index - net
Average Annual Return, Percent		13.98%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		11.76%
Cohen & Steers Preferred and Income Opportunities Active ETF | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent		5.77%
Cohen & Steers Natural Resources Active ETF | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index - net
Average Annual Return, Percent		13.73%